Revenue, Other Income and Gains	12 Months Ended
Dec. 31, 2024
Revenue, Other Income and Gains [Abstract]
REVENUE, OTHER INCOME AND GAINS
5.	REVENUE, OTHER INCOME AND GAINS

An analysis of revenue is as follows:

Revenue from contracts with customers

(a) Disaggregated revenue information

	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Types of goods or services
Intellectual property income	-	-	678,415	92,942
Sales of products	174,931	193,535	260,835	35,734
Commercialization rights income	24,358	26,049	37,485	5,135
Others	10,422	2,400	3,915	537

Total	209,711	221,984	980,650	134,348

Timing of revenue recognition
At a point in time
Intellectual property income	-	-	678,415	92,942
Sales of products	174,931	193,535	260,835	35,734
Others	7,252	-	-	-
Over time
Commercialization rights income	24,354	26,049	37,485	5,135
Others	3,174	2,400	3,915	537

Total	209,711	221,984	980,650	134,348

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Commercialization rights income	24,354	26,049	37,485	5,135
Others	4	-	-	-

Total	24,358	26,049	37,485	5,135

(b) Performance obligations

Information about the Group’s performance obligations is summarized below:

Intellectual property income

The intellectual property income is recognized at the point of time upon the customer obtains the right to use the non-patented intellectual property as there are no ongoing activities that significantly affect the intellectual property.

Sales of products

The performance obligation is satisfied upon acceptance of the products and payment is generally due within 45 to 120 days from the date of billing.

Commercialization rights

The performance obligation is satisfied over time as commercialization rights are granted for an agreed upon commercialization period ending ten years from the date of the first sale of the product as stipulated in the relevant agreement.

  The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2023 and 2024 are as follows:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Amounts expected to be recognized as revenue:
Within one year	38,410	37,485	5,135
After one year	251,189	248,460	34,039

Total	289,599	285,945	39,174

The amounts of transaction prices allocated to the remaining performance obligations which are expected to be recognized mainly related to commercialization rights, which have been partially recognized during the reporting period (note 27). The amounts disclosed above do not include variable consideration which is constrained.

Other income and gains

	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Bank interest income	9,727	32,409	37,840	5,184
Government grants related to income	33,597	19,358	9,073	1,243
Foreign exchange gain, net	-	1,621	6,694	917
Rental income	-	400	2,324	318
Fair value gain on derivative financial instruments	19,434	2,822	-	-
Gain on disposal of items of property, plant and equipment	2,068	4	-	-
Others	2,146	2,702	1,428	196

Total other income and gains	66,972	59,316	57,359	7,858